Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ (12,276,520)	$ (1,218,237)	$ (7,798,300)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	41,258,142	38,921,672	39,096,589
Amortization of deferred finance charges	858,582	690,842	715,587
Amortization of deferred gain on sale and leaseback of vessels	(190,087)	(195,040)	(195,574)
Share based compensation	338,356	129,245	340,377
Change in fair value of derivatives	(28,252)	(27,372)	(331,387)
Impairment loss	11,351,821	6,461,273	5,735,086
(Gain)/loss on sale of vessels	763,925	77,314	(118,427)
(Increase)/decrease in
Trade and other receivables	531,796	(179,036)	825,838
Other current assets	159,363
Claims receivable	15,951	(235,705)	(610,810)
Inventories	(302,873)	46,824	117,744
Advances and prepayments	131,490	57,328	(28,955)
Increase/(decrease) in
Balances with related parties	(6,278,982)	6,434,290	(1,185,024)
Trade accounts payable	381,941	1,299,686	462,215
Accrued liabilities	339,009	581,000	(303,460)
Deferred income	755,563	(490,031)	(567,411)
Net cash provided by operating activities	37,809,225	52,354,053	36,154,088
Cash flows from investing activities
Insurance proceeds		219,754	610,810
Vessels' acquisitions and advances for vessels under construction	(108,295,690)	(60,612,867)	(56,215,758)
Proceeds from sale of vessels, net	29,742,788	11,479,936	1,530,177
Net cash used in investing activities	(78,552,902)	(48,913,177)	(54,074,771)
Cash flows from financing activities
Stock repurchase			(2,070,306)
Deferred finance charges paid	(503,265)	(815,256)	(712,614)
Customer deposits paid	(1,220,700)
Loan repayments	(56,717,059)	(56,254,073)	(55,630,352)
Proceeds from long-term debt	115,712,500	43,000,000	31,200,000
Net cash (used in)/provided by financing activities	57,271,476	(14,069,329)	(27,213,272)
Net (decrease)/increase in cash and cash equivalents	16,527,799	(10,628,453)	(45,133,955)
Cash and cash equivalents at beginning of year	62,903,192	73,531,645	118,665,600
Cash and cash equivalents at end of year	79,430,991	62,903,192	73,531,645
Cash breakdown
Cash and cash equivalents	64,498,442	51,754,131	64,993,923
Restricted cash, current	3,002,490	3,231,323	3,363,012
Restricted cash, non-current	11,930,059	7,917,738	5,174,710
Cash and cash equivalents at end of year	79,430,991	62,903,192	73,531,645
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	21,087,903	14,643,885	12,429,729
Non cash investing activity - Vessels under construction	$ 63,752	$ 605,800	$ 124,288